American Funds Global Balanced FundSM
Investment portfolio
January 31, 2022
unaudited
Common stocks 60.48% Financials 12.31%	Shares	Value (000)
ING Groep NV1	25,612,100	$378,100
B3 SA-Brasil, Bolsa, Balcao	130,427,439	359,099
JPMorgan Chase & Co.	1,759,290	261,431
Zurich Insurance Group AG1	536,461	256,164
Tradeweb Markets, Inc., Class A	2,857,692	242,247
DNB Bank ASA[1]	9,525,723	226,577
Toronto-Dominion Bank (CAD denominated)	2,373,100	190,068
PNC Financial Services Group, Inc.	754,850	155,492
Citigroup, Inc.	1,945,000	126,658
Kotak Mahindra Bank, Ltd.[1]	4,963,621	123,626
HDFC Bank, Ltd.[1]	5,479,265	109,862
Housing Development Finance Corp., Ltd.[1]	2,750,000	93,659
AIA Group, Ltd.[1]	7,932,400	82,396
DBS Group Holdings, Ltd.[1]	2,805,884	73,504
Charles Schwab Corp.	811,953	71,208
BNP Paribas SA1	819,600	58,571
Münchener Rückversicherungs-Gesellschaft AG1	140,613	44,101
Aegon NV1	7,106,000	40,191
Banco Santander, SA1	11,233,000	39,375
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,188,360	32,825
Ping An Insurance (Group) Company of China, Ltd., Class A1	691,969	5,470
Bank Central Asia Tbk PT1	71,770,000	38,267
KBC Groep NV1	428,071	37,158
Swedbank AB, Class A1	1,800,637	35,248
CME Group, Inc., Class A	144,100	33,071
Nasdaq, Inc.	170,480	30,552
Tryg A/S1	1,138,582	26,878
Fairfax Financial Holdings, Ltd., subordinate voting shares	33,043	15,955
Allfunds Group PLC[1,2]	1,083,800	15,366
Lufax Holding, Ltd. (ADR)[2]	2,853,800	14,183
FinecoBank SpA[1]	640,000	10,737
		3,228,039
Information technology 8.95%
Microsoft Corp.	2,051,455	637,961
Broadcom, Inc.	1,062,620	622,568
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	8,422,200	191,799
Mastercard, Inc., Class A	467,300	180,555
Apple, Inc.	881,023	153,985
GlobalWafers Co., Ltd.[1]	4,500,000	129,375
Adobe, Inc.[2]	212,841	113,721
NXP Semiconductors NV	464,000	95,324
ServiceNow, Inc.[2]	140,000	82,009
Accenture PLC, Class A	190,700	67,428
American Funds Global Balanced Fund — Page 1 of 24

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Cognizant Technology Solutions Corp., Class A	453,800	$38,764
Micron Technology, Inc.	421,300	34,660
		2,348,149
Health care 6.80%
Abbott Laboratories	4,631,790	590,368
Gilead Sciences, Inc.	3,668,060	251,922
Novartis AG1	1,783,850	155,094
Thermo Fisher Scientific, Inc.	212,625	123,599
UnitedHealth Group, Inc.	253,200	119,655
Merck KGaA[1]	520,334	113,429
Amgen, Inc.	473,645	107,584
Daiichi Sankyo Company, Ltd.[1]	4,500,000	100,752
Medtronic PLC	716,446	74,145
Stryker Corp.	257,070	63,766
BioMarin Pharmaceutical, Inc.[2]	426,517	37,802
Humana, Inc.	75,374	29,584
WuXi Biologics (Cayman), Inc.[1,2]	1,603,500	15,746
		1,783,446
Industrials 6.09%
Raytheon Technologies Corp.	3,845,300	346,808
General Electric Co.	1,928,300	182,186
Carrier Global Corp.	2,750,000	131,120
RELX PLC[1]	4,220,300	129,358
General Dynamics Corp.	538,400	114,195
VINCI SA1	1,000,000	109,392
CSX Corp.	2,442,000	83,565
Ryanair Holdings PLC (ADR)[2]	747,620	83,449
LIXIL Corp.[1]	3,500,000	80,236
BAE Systems PLC[1]	9,833,900	76,728
Kingspan Group PLC[1]	761,164	73,571
SMC Corp.[1]	129,700	72,550
Safran SA1	286,500	34,759
NIBE Industrier AB, Class B1	2,264,800	21,450
Melrose Industries PLC[1]	9,400,660	19,138
Bureau Veritas SA1	492,000	14,090
Kone OYJ, Class B1	185,800	12,080
Rumo SA2	3,860,800	11,357
		1,596,032
Communication services 5.45%
Alphabet, Inc., Class A2	115,484	312,508
Alphabet, Inc., Class C2	34,271	93,010
Comcast Corp., Class A	6,592,140	329,541
Netflix, Inc.[2]	541,990	231,506
SoftBank Corp.[1]	6,494,047	81,311
Tencent Holdings, Ltd.[1]	1,328,133	81,066
BCE, Inc.	1,428,000	74,593
Meta Platforms, Inc., Class A2	164,375	51,492
Omnicom Group, Inc.	676,000	50,943
Universal Music Group NV1	1,986,932	49,354
Electronic Arts, Inc.	251,600	33,377
Bilibili, Inc., Class Z1,2	642,000	22,374
American Funds Global Balanced Fund — Page 2 of 24

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Yandex NV, Class A2	234,900	$11,289
Sea, Ltd., Class A (ADR)[2]	40,867	6,143
		1,428,507
Consumer staples 4.81%
Philip Morris International, Inc.	2,291,243	235,654
Nestlé SA1	1,742,600	224,503
Heineken NV1	1,884,400	202,287
ITC, Ltd.[1]	60,214,000	178,670
Imperial Brands PLC[1]	6,131,200	144,912
Pernod Ricard SA1	356,500	76,125
British American Tobacco PLC[1]	1,760,700	74,937
Altria Group, Inc.	921,500	46,886
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	6,543,509	39,334
Treasury Wine Estates, Ltd.[1]	2,530,300	19,051
Kweichow Moutai Co., Ltd., Class A1	60,709	18,011
		1,260,370
Utilities 4.25%
E.ON SE1	17,015,000	233,667
DTE Energy Company	1,797,800	216,509
National Grid PLC[1]	11,578,765	169,174
Power Grid Corporation of India, Ltd.[1]	53,333,333	153,684
Duke Energy Corp.	1,070,600	112,477
Dominion Energy, Inc.	916,900	73,957
ENN Energy Holdings, Ltd.[1]	4,116,000	65,422
Iberdrola, SA, non-registered shares[1,2]	4,812,024	55,588
Enel SpA[1]	4,488,415	34,411
		1,114,889
Materials 3.51%
Freeport-McMoRan, Inc.	5,565,400	207,144
Evonik Industries AG1	4,374,768	141,527
BHP Group, Ltd. (CDI)[1,2]	3,949,810	124,675
BASF SE1	1,500,000	113,918
Rio Tinto PLC[1]	1,297,433	91,403
Fortescue Metals Group, Ltd.[1]	6,349,200	89,898
Vale SA, ordinary nominative shares (ADR)	4,102,535	62,276
UPM-Kymmene Oyj[1,2]	946,000	34,461
Air Liquide SA, non-registered shares[1]	189,500	32,499
Arkema SA1	162,300	23,934
		921,735
Consumer discretionary 3.25%
General Motors Company[2]	5,952,700	313,886
Ferrari NV (EUR denominated)[1,2]	317,335	72,982
Ferrari NV2	253,100	58,456
LVMH Moët Hennessy-Louis Vuitton SE1	154,160	126,756
MercadoLibre, Inc.[2]	103,600	117,281
Ford Motor Co.	1,359,700	27,602
Airbnb, Inc., Class A2	171,986	26,481
InterContinental Hotels Group PLC[1,2]	381,500	25,195
Aptiv PLC[2]	164,516	22,469
Astra International Tbk PT1	58,281,140	22,257
Amazon.com, Inc.[2]	5,000	14,957
American Funds Global Balanced Fund — Page 3 of 24

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Meituan, Class B1,2	510,800	$14,533
Grab Holdings, Ltd., Class A2,3	1,853,399	10,490
		853,345
Energy 3.02%
Canadian Natural Resources, Ltd. (CAD denominated)	6,430,440	327,099
Neste OYJ[1]	2,715,843	121,879
Chevron Corp.	819,200	107,585
BP PLC[1]	17,755,698	91,589
Shell PLC[1,2]	2,272,595	58,380
TC Energy Corp. (CAD denominated)	768,647	39,692
Baker Hughes Co., Class A	1,324,600	36,347
DT Midstream, Inc.	196,300	10,149
		792,720
Real estate 2.04%
Crown Castle International Corp. REIT	895,600	163,456
Equinix, Inc. REIT	165,019	119,622
Embassy Office Parks REIT[1]	20,000,000	99,070
CTP NV1	4,678,986	95,242
Alexandria Real Estate Equities, Inc. REIT	294,000	57,283
		534,673
Total common stocks (cost: $11,482,722,000)		15,861,905
Preferred securities 0.24% Financials 0.24%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]	13,366,000	37,024
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2,3]	11,506,000	27,499
		64,523
Total preferred securities (cost: $89,057,000)		64,523
Convertible stocks 0.10% Health care 0.10%
Danaher Corp., Series B, cumulative convertible preferred shares, 0% 2023	17,500	27,024
Total convertible stocks (cost: $23,290,000)		27,024
Bonds, notes & other debt instruments 34.09% Bonds & notes of governments & government agencies outside the U.S. 16.92%	Principal amount (000)
Abu Dhabi (Emirate of) 0.75% 2023[4]	$10,835	10,740
Agricultural Development Bank of China 3.75% 2029	CNY1,030	170
Agricultural Development Bank of China 2.96% 2030	17,000	2,661
Asian Development Bank 1.125% 2025	£9,045	12,067
Australia (Commonwealth of), Series 159 0.25% 2024	A$44,190	30,490
Australia (Commonwealth of), Series 152, 2.75% 2028	38,475	28,980
Australia (Commonwealth of), Series 163, 1.00% 2031	45,470	29,635
Australia (Commonwealth of), Series 156, 2.75% 2041	23,760	17,787
Brazil (Federative Republic of) 10.00% 2023	BRL36,250	6,693
Brazil (Federative Republic of) 0% 2024	36,250	5,522
Brazil (Federative Republic of) 6.00% 2024[5]	169,829	32,194
American Funds Global Balanced Fund — Page 4 of 24

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 2025	BRL59,300	$10,830
Canada 0.75% 2024	C$80,970	62,583
Canada 2.25% 2025	43,145	34,759
Canada 0.25% 2026	36,425	27,139
Canada 2.25% 2029	88,365	72,335
Canada 2.75% 2048	9,900	8,894
Chile (Republic of) 4.50% 2026	CLP255,000	306
Chile (Republic of) 5.00% 2028	4,630,000	5,558
Chile (Republic of) 4.70% 2030	4,910,000	5,769
China (People’s Republic of), Series INBK, 2.69% 2026	CNY130,000	20,680
China (People’s Republic of), Series 1916, 3.12% 2026	409,900	66,298
China (People’s Republic of), Series INBK, 2.85% 2027	724,930	115,772
China (People’s Republic of), Series INBK, 3.28% 2027	179,140	29,262
China (People’s Republic of), Series INBK, 2.91% 2028	175,530	28,009
China (People’s Republic of), Series 1906, 3.29% 2029	40,320	6,583
China (People’s Republic of), Series 1910, 3.86% 2049	818,780	140,069
China (People’s Republic of), Series INBK, 3.39% 2050	12,000	1,895
China (People’s Republic of), Series INBK, 3.81% 2050	756,790	128,860
China Development Bank Corp., Series 2008, 2.89% 2025	228,850	36,320
China Development Bank Corp., Series 1909, 3.50% 2026	28,330	4,603
China Development Bank Corp., Series 1904, 3.68% 2026	53,480	8,729
China Development Bank Corp., Series 2009, 3.39% 2027	181,600	29,531
China Development Bank Corp., Series 2004, 3.43% 2027	210,850	34,288
China Development Bank Corp., Series 2109, 3.09% 2028	143,000	22,732
China Development Bank Corp., Series 1805, 4.04% 2028	816,460	137,335
China Development Bank Corp., Series 1805, 4.88% 2028	139,860	24,547
China Development Bank Corp., Series 2005, 3.07% 2030	282,660	44,708
Colombia (Republic of), Series B, 5.75% 2027	COP143,968,400	31,844
Colombia (Republic of), Series B, 7.00% 2031	211,497,200	47,196
Colombia (Republic of), Series B, 7.25% 2034	3,151,000	685
Colombia (Republic of), Series B, 7.25% 2050	57,462,000	11,428
Costa Rica (Republic of) 6.125% 2031[4]	$2,080	2,046
Egypt (Arab Republic of) 14.051% 2022	EGP4,500	289
European Financial Stability Facility 0.40% 2025	€14,600	16,685
European Investment Bank 2.25% 2022	$8,787	8,808
European Investment Bank 0.25% 2032	€38,115	42,623
European Union 0% 2028	10,920	12,205
Export-Import Bank of India 0.59% 2022	¥1,100,000	9,553
French Republic O.A.T. 0% 2030	€124,870	136,933
French Republic O.A.T. 3.25% 2045	6,700	11,344
French Republic O.A.T. 0.75% 2052	800	838
Germany (Federal Republic of) 0% 2030	51,750	58,627
Germany (Federal Republic of) 0% 2030	4,580	5,198
Germany (Federal Republic of) 0% 2031	193,745	218,244
Germany (Federal Republic of) 0% 2036	9,645	10,613
Germany (Federal Republic of) 0% 2050	16,005	16,767
Germany (Federal Republic of) 0% 2052	11,655	12,032
Greece (Hellenic Republic of) 3.45% 2024	27,500	33,213
Greece (Hellenic Republic of) 3.375% 2025	19,678	24,135
Greece (Hellenic Republic of) 2.00% 2027	7,510	8,925
Greece (Hellenic Republic of) 0.75% 2031	600	617
Greece (Hellenic Republic of) 1.75% 2032	37,220	41,313
Hungary (Republic of) 2.125% 2031[4]	$26,665	25,295
Hungary (Republic of) 3.125% 2051[4]	6,865	6,407
Hungary, Series C, 1.00% 2025	HUF3,777,900	10,477
American Funds Global Balanced Fund — Page 5 of 24

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 5.15% 2025	INR2,047,840	$26,801
Indonesia (Republic of) 0.54% 2022	¥300,000	2,610
Indonesia (Republic of) 0.89% 2022	100,000	871
Indonesia (Republic of), Series 78, 8.25% 2029	IDR209,233,000	16,127
Indonesia (Republic of), Series 82, 7.00% 2030	61,000,000	4,364
Indonesia (Republic of), Series 87, 6.50% 2031	71,633,000	4,991
Indonesia (Republic of), Series 68, 8.375% 2034	62,682,000	4,892
Ireland (Republic of) 0.35% 2032	€37,725	41,727
Israel (State of) 2.50% 2030	$11,080	11,244
Israel (State of) 3.375% 2050	2,970	3,042
Israel (State of) 3.875% 2050	550	612
Italy (Republic of) 1.85% 2025	€27,110	32,131
Italy (Republic of) 0.95% 2027	15,626	17,836
Italy (Republic of) 0.25% 2028	55,670	60,641
Italy (Republic of) 1.35% 2030	15,565	17,908
Italy (Republic of) 1.45% 2036	7,100	7,876
Japan, Series 149, 0.005% 2026	¥9,186,800	79,928
Japan, Series 21, 0.10% 2026[5]	1,328,275	11,830
Japan, Series 346, 0.10% 2027	11,750,650	102,709
Japan, Series 23, 0.10% 2028[5]	5,321,534	48,001
Japan, Series 359, 0.10% 2030	332,600	2,895
Japan, Series 363, 0.10% 2031	4,556,600	39,439
Japan, Series 145, 1.70% 2033	6,000,000	60,622
Japan, Series 152, 1.20% 2035	21,040,500	203,545
Japan, Series 21, 2.30% 2035	1,360,000	14,937
Japan, Series 36, 2.00% 2042	200,000	2,209
Japan, Series 42, 1.70% 2044	928,200	9,877
Japan, Series 37, 0.60% 2050	5,484,650	45,628
Japan, Series 70, 0.70% 2051	7,167,100	61,232
KfW 1.125% 2025	£8,400	11,212
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR43,270	10,619
Malaysia (Federation of), Series 0417, 3.899% 2027	67,095	16,379
Malaysia (Federation of), Series 0513, 3.733% 2028	94,180	22,759
Malaysia (Federation of), Series 0219, 3.885% 2029	89,350	21,619
Malaysia (Federation of), Series 0318, 4.642% 2033	51,530	13,083
Malaysia (Federation of), Series 0418, 4.893% 2038	118,921	30,652
Malaysia (Federation of), Series 0219, 4.467% 2039	39,600	9,690
Malaysia (Federation of), Series 0519, 3.757% 2040	83,863	18,764
Malaysia (Federation of), Series 0216, 4.736% 2046	23,569	5,876
Malaysia (Federation of), Series 0518, 4.921% 2048	59,414	15,230
Malaysia (Federation of), Series 0519, 4.638% 2049	54,306	13,382
Malaysia (Federation of), Series 0120, 4.065% 2050	41,249	9,438
Morocco (Kingdom of) 1.50% 2031	€12,240	12,358
Morocco (Kingdom of) 1.50% 2031	590	596
National Highways Authority of India 7.27% 2022	INR100,000	1,353
Panama (Republic of) 3.75% 2026[4]	$1,000	1,040
Panama (Republic of) 4.50% 2056	650	665
PETRONAS Capital, Ltd. 4.55% 2050[4]	1,070	1,273
Philippines (Republic of) 0.001% 2024	¥2,600,000	22,452
Philippines (Republic of) 0.25% 2025	€3,750	4,181
Philippines (Republic of) 0.70% 2029	2,970	3,254
Poland (Republic of), Series 0725, 3.25% 2025	PLN169,390	40,661
Poland (Republic of), Series 1029, 2.75% 2029	16,670	3,739
Portuguese Republic 0.475% 2030	€13,540	15,183
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	$1,580	1,726
American Funds Global Balanced Fund — Page 6 of 24

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 5.103% 2048[4]	$1,595	$2,065
Romania 2.125% 2028	€6,460	7,253
Romania 1.75% 2030	14,620	14,983
Romania 3.624% 2030	27,283	31,936
Romania 3.624% 2030	2,425	2,839
Romania 2.00% 2032	3,500	3,492
Romania 2.00% 2033	11,910	11,571
Romania 3.50% 2034	15	17
Romania 3.75% 2034	5,130	5,747
Romania 3.375% 2038	2,695	2,866
Russian Federation 7.00% 2023	RUB822,035	10,260
Russian Federation 2.875% 2025	€6,100	7,077
Russian Federation 2.875% 2025	2,200	2,552
Russian Federation 7.15% 2025	RUB95,900	1,153
Russian Federation 4.25% 2027	$4,200	4,221
Russian Federation 4.375% 2029	34,800	34,871
Russian Federation 4.375% 2029[4]	5,000	5,010
Russian Federation 6.90% 2029	RUB1,241,325	14,047
Russian Federation 7.65% 2030	5,682,760	66,672
Russian Federation 5.90% 2031	366,860	3,778
Russian Federation 6.90% 2031	2,981,770	32,970
Russian Federation 8.50% 2031	151,920	1,876
Russian Federation 7.70% 2033	854,120	9,901
Russian Federation 7.25% 2034	697,860	7,742
Russian Federation 5.10% 2035[4]	$3,200	3,373
Saskatchewan (Province of) 3.05% 2028	C$8,000	6,607
Serbia (Republic of) 3.125% 2027	€31,390	37,686
Serbia (Republic of) 3.125% 2027	12,550	15,067
Serbia (Republic of) 1.50% 2029	8,959	9,561
Serbia (Republic of) 2.05% 2036	12,005	11,916
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR169,200	10,171
South Korea (Republic of), Series 2209, 2.00% 2022	KRW4,998,900	4,164
South Korea (Republic of), Series 2503, 1.50% 2025	3,342,160	2,710
South Korea (Republic of), Series 2712, 2.375% 2027	26,409,910	21,750
Spain (Kingdom of) 0.80% 2027	€23,070	26,724
Spain (Kingdom of) 1.45% 2029	5,780	6,979
Spain (Kingdom of) 1.25% 2030	27,772	32,957
Spain (Kingdom of) 0.50% 2031	22,775	25,010
Spain (Kingdom of) 0.70% 2032	35,085	38,968
Spain (Kingdom of) 2.70% 2048	2,690	3,866
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	$6,416	3,441
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[4]	214	115
Tunisia (Republic of) 6.75% 2023	€4,519	4,418
Tunisia (Republic of) 6.375% 2026	8,100	7,040
Turkey (Republic of) 6.35% 2024	$8,300	8,371
Ukraine 15.84% 2025	UAH13,500	475
Ukraine 6.75% 2026	€2,121	2,052
Ukraine 4.375% 2030	8,640	7,483
United Kingdom 2.75% 2024	£5,310	7,453
United Kingdom 0.125% 2026	875	1,134
United Kingdom 1.25% 2027	9,740	13,204
United Kingdom 4.25% 2027	18,480	29,220
United Kingdom 0.375% 2030	36,465	45,488
United Kingdom 0.25% 2031	67,910	82,720
United Kingdom 4.25% 2032	24,665	42,475
American Funds Global Balanced Fund — Page 7 of 24

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 0.625% 2035	£77,616	$93,583
United Kingdom 3.25% 2044	3,650	6,494
United Kingdom 3.50% 2045	2,850	5,303
United Kingdom 1.50% 2047	4,450	5,983
United Kingdom 0.625% 2050	5,235	5,679
United Kingdom 1.25% 2051	11,327	14,401
United Mexican States 0.62% 2022	¥100,000	870
United Mexican States 2.659% 2031	$308	291
United Mexican States, Series M20, 10.00% 2024	MXN397,100	20,456
United Mexican States, Series M, 5.75% 2026	1,517,490	68,944
United Mexican States, Series M, 7.50% 2027	1,274,918	61,625
United Mexican States, Series M20, 8.50% 2029	176,000	8,966
United Mexican States, Series M, 7.75% 2031	310,758	15,132
		4,438,606
U.S. Treasury bonds & notes 10.84% U.S. Treasury 10.35%
U.S. Treasury 0.125% 2022	$3,100	3,089
U.S. Treasury 1.75% 2022	17,395	17,493
U.S. Treasury 1.875% 2022[6]	109,130	110,081
U.S. Treasury 0.125% 2023	2,270	2,254
U.S. Treasury 2.50% 2023	73,869	75,260
U.S. Treasury 2.75% 2023	89,023	91,050
U.S. Treasury 0.375% 2024	64,250	62,802
U.S. Treasury 1.50% 2024	77,600	77,915
U.S. Treasury 1.50% 2024	36,096	36,255
U.S. Treasury 0.25% 2025	307,370	295,413
U.S. Treasury 0.25% 2025	97,838	93,401
U.S. Treasury 0.25% 2025	89,123	85,284
U.S. Treasury 2.75% 2025	47,790	49,864
U.S. Treasury 2.875% 2025[6]	80,451	84,332
U.S. Treasury 2.875% 2025	19,900	20,908
U.S. Treasury 0.625% 2026	38,600	36,990
U.S. Treasury 0.75% 2026	150,526	145,630
U.S. Treasury 0.75% 2026	2,092	2,014
U.S. Treasury 0.875% 2026	213,890	206,936
U.S. Treasury 0.875% 2026	70,877	68,746
U.S. Treasury 1.125% 2026[6]	354,770	346,937
U.S. Treasury 2.125% 2026	7,420	7,592
U.S. Treasury 0.50% 2027	10,140	9,511
U.S. Treasury 2.25% 2027[6]	95,122	98,046
U.S. Treasury 2.25% 2027	18,600	19,173
U.S. Treasury 2.75% 2028	26,500	28,085
U.S. Treasury 0.625% 2030[6]	107,320	97,989
U.S. Treasury 0.625% 2030	22,050	20,075
U.S. Treasury 0.875% 2030	19,987	18,553
U.S. Treasury 1.125% 2031	260	246
U.S. Treasury 1.25% 2031	82,650	78,844
U.S. Treasury 1.375% 2031	65,139	62,731
U.S. Treasury 1.125% 2040[6]	82,460	69,505
U.S. Treasury 1.75% 2041	4,009	3,729
U.S. Treasury 1.875% 2041[6]	59,615	56,762
U.S. Treasury 2.25% 2041	31,225	31,552
U.S. Treasury 1.25% 2050	9,980	8,108
U.S. Treasury 2.00% 2050	13,220	12,871
American Funds Global Balanced Fund — Page 8 of 24

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2051[6]	$151,340	$147,477
U.S. Treasury 2.375% 2051	29,796	31,503
		2,715,006
U.S. Treasury inflation-protected securities 0.49%
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]	596	610
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]	728	736
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	48,312	51,002
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	32,390	34,206
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]	21,422	23,310
U.S. Treasury Inflation-Protected Security 0.125% 2051[5]	16,374	17,723
		127,587
Total U.S. Treasury bonds & notes		2,842,593
Corporate bonds, notes & loans 4.78% Financials 1.31%
ACE INA Holdings, Inc. 2.875% 2022	645	653
ACE INA Holdings, Inc. 3.35% 2026	645	680
ACE INA Holdings, Inc. 4.35% 2045	665	787
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[7]	€9,000	10,802
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	$3,710	3,709
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[7]	2,100	2,148
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[7]	12,375	12,136
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[7]	9,500	9,224
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]	10,330	10,027
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]	3,402	3,536
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[7]	5,200	5,057
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	1,690	1,601
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[7]	5,600	6,311
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,950
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[7]	6,812	6,673
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[7]	914	913
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[7]	14,050	14,424
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[7]	19,550	18,773
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[7]	1,535	1,546
Commonwealth Bank of Australia 2.688% 2031[4]	14,075	13,435
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,7]	600	639
Danske Bank AS 3.875% 2023[4]	5,300	5,456
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	225	220
Goldman Sachs Group, Inc. 3.20% 2023	4,000	4,083
Goldman Sachs Group, Inc. 3.50% 2025	5,126	5,328
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	460	461
Goldman Sachs Group, Inc. 2.60% 2030	640	628
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]	8,411	8,156
Goldman Sachs Group, Inc. 1.00% 2033[4]	€13,530	14,535
Groupe BPCE SA 5.70% 2023[4]	$7,625	8,112
Groupe BPCE SA 1.00% 2025	€6,800	7,783
Groupe BPCE SA 1.625% 2025[4]	$1,490	1,476
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[7]	4,670	4,733
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	9,368	9,937
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	680	648
HSBC Holdings PLC 4.95% 2030	1,200	1,368
American Funds Global Balanced Fund — Page 9 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[7]	$700	$659
Intesa Sanpaolo SpA 1.36% 2022	¥500,000	4,351
Intesa Sanpaolo SpA 5.017% 2024[4]	$10,165	10,591
JPMorgan Chase & Co. 3.25% 2022	1,850	1,880
JPMorgan Chase & Co. 2.70% 2023	4,225	4,298
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[7]	850	812
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]	12,058	11,673
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[7]	11,445	12,808
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	1,230	1,215
Lloyds Banking Group PLC 7.625% 2025	£1,225	1,919
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[7]	$800	772
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	3,000	3,026
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]	9,110	8,657
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	8,173	7,896
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[7]	515	515
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[7]	2,586	2,566
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[7]	925	852
National Australia Bank, Ltd. 2.99% 2031[4]	420	408
New York Life Global Funding 1.45% 2025[4]	1,700	1,690
New York Life Global Funding 1.20% 2030[4]	6,520	5,910
New York Life Insurance Company 3.75% 2050[4]	1,261	1,359
PNC Financial Services Group, Inc. 2.854% 2022[7]	2,000	2,032
Royal Bank of Canada 1.20% 2026	11,075	10,681
Santander Consumer Finance SA 0.325% 2022	¥100,000	868
Santander Holdings USA, Inc. 3.244% 2026	$7,400	7,573
Skandinaviska Enskilda Banken AB 2.80% 2022	5,000	5,013
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[4,7]	2,600	2,863
Toronto-Dominion Bank 1.45% 2025	2,140	2,120
Toronto-Dominion Bank 1.25% 2026	452	434
U.S. Bancorp 2.215% 2028 (USD-SOFR + 0.73% on 1/27/2027)[7]	1,060	1,059
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	14,700	14,590
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[7]	10,400	10,439
		343,477
Energy 0.69%
Baker Hughes, a GE Co. 4.486% 2030	1,258	1,408
Canadian Natural Resources, Ltd. 2.95% 2030	9,926	9,902
Canadian Natural Resources, Ltd. 4.95% 2047	50	59
Cenovus Energy, Inc. 5.40% 2047	900	1,084
Chevron Corp. 2.498% 2022	9,180	9,180
ConocoPhillips 4.85% 2048[4]	880	1,085
Continental Resources, Inc. 2.875% 2032[4]	11,773	11,102
Enbridge Energy Partners LP 7.375% 2045	4,048	5,943
Enbridge, Inc. 2.50% 2025	2,800	2,839
Enbridge, Inc. 4.25% 2026	2,685	2,894
Enbridge, Inc. 3.70% 2027	2,083	2,200
Enbridge, Inc. 3.40% 2051	2,365	2,254
Energy Transfer Operating LP 5.00% 2050	7,142	7,746
Energy Transfer Partners LP 6.25% 2049	2,820	3,441
Kinder Morgan, Inc. 4.30% 2025	10,300	10,982
American Funds Global Balanced Fund — Page 10 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 3.60% 2051	$10,550	$9,990
MPLX LP 2.65% 2030	3,002	2,901
MPLX LP 5.50% 2049	13,475	16,143
ONEOK, Inc. 2.20% 2025	535	533
ONEOK, Inc. 3.10% 2030	5,235	5,155
ONEOK, Inc. 4.45% 2049	280	291
Petróleos Mexicanos 7.19% 2024	MXN168,503	7,779
Petróleos Mexicanos 6.875% 2025[4]	$210	226
Petróleos Mexicanos 7.47% 2026	MXN1,330	58
Petróleos Mexicanos 6.95% 2060	$414	355
Plains All American Pipeline LP 3.80% 2030	1,081	1,104
PTT Exploration and Production PCL 2.587% 2027[4]	740	743
Qatar Petroleum 1.375% 2026[4]	680	657
Qatar Petroleum 3.125% 2041[4]	17,375	16,888
SA Global Sukuk, Ltd. 0.946% 2024[4]	1,500	1,466
SA Global Sukuk, Ltd. 1.602% 2026[4]	880	853
SA Global Sukuk, Ltd. 2.694% 2031[4]	8,840	8,756
Shell International Finance BV 3.50% 2023	3,505	3,635
Shell International Finance BV 2.375% 2029	2,060	2,049
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]	18,000	19,269
TransCanada PipeLines, Ltd. 4.10% 2030	3,360	3,624
Williams Companies, Inc. 3.50% 2030	2,749	2,842
Williams Companies, Inc. 2.60% 2031	470	453
Williams Partners LP 4.30% 2024	2,000	2,096
Williams Partners LP 3.90% 2025	945	996
		180,981
Utilities 0.64%
Alabama Power Co. 3.00% 2052	20,000	18,592
American Electric Power Company, Inc. 1.00% 2025	100	96
Berkshire Hathaway Energy Company 3.50% 2025	4,200	4,394
Berkshire Hathaway Energy Company 3.70% 2030	2,125	2,304
Berkshire Hathaway Energy Company 1.65% 2031	6,375	5,881
Berkshire Hathaway Energy Company 2.85% 2051	1,142	1,024
CMS Energy Corp. 3.60% 2025	2,000	2,100
CMS Energy Corp. 3.00% 2026	1,960	2,022
CMS Energy Corp. 3.45% 2027	890	941
Dominion Energy, Inc. 2.25% 2031	250	238
Duke Energy Carolinas, LLC 3.05% 2023	4,535	4,632
Duke Energy Corp. 3.75% 2024	3,950	4,103
Duke Energy Progress, Inc. 2.00% 2031	850	805
Duke Energy Progress, LLC 3.70% 2028	2,400	2,572
Edison International 5.75% 2027	833	935
Edison International 4.125% 2028	4,942	5,134
Enel Finance International SA 3.625% 2027[4]	6,375	6,716
Enel Finance International SA 3.50% 2028[4]	3,800	3,963
Enersis Américas SA 4.00% 2026	1,215	1,284
ENN Energy Holdings, Ltd. 2.625% 2030[4]	8,481	8,235
Entergy Texas, Inc. 1.75% 2031	175	160
Eversource Energy 1.40% 2026	425	410
Exelon Corp. 3.40% 2026	4,390	4,606
Exelon Corp., junior subordinated, 3.497% 2022[7]	1,350	1,357
FirstEnergy Transmission LLC 2.866% 2028[4]	225	222
Florida Power & Light Company 2.875% 2051	10,150	9,657
American Funds Global Balanced Fund — Page 11 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Grupo Energia Bogota SA ESP 4.875% 2030[4]	$2,090	$2,208
Interstate Power and Light Co. 2.30% 2030	2,650	2,555
NextEra Energy Capital Holdings, Inc. 2.44% 2032	11,935	11,521
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,380	2,465
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,037
Pacific Gas and Electric Co. 2.10% 2027	5,108	4,820
Pacific Gas and Electric Co. 3.30% 2027	1,775	1,785
Pacific Gas and Electric Co. 4.65% 2028	1,049	1,110
Pacific Gas and Electric Co. 4.55% 2030	1,267	1,320
Pacific Gas and Electric Co. 2.50% 2031	19,558	17,901
Pacific Gas and Electric Co. 3.25% 2031	3,600	3,461
Pacific Gas and Electric Co. 3.30% 2040	11,495	9,996
Pacific Gas and Electric Co. 3.50% 2050	7,757	6,624
PT Perusahaan Listrik Negara 0.43% 2022	¥100,000	867
Public Service Company of Colorado 1.875% 2031	$500	471
Public Service Electric and Gas Co. 2.05% 2050	1,595	1,285
San Diego Gas & Electric Co. 2.95% 2051	400	375
Southern California Edison Co. 2.85% 2029	525	530
State Grid Overseas Investment, Ltd. 1.25% 2022	€1,000	1,128
Xcel Energy, Inc. 3.35% 2026	$4,502	4,724
		168,566
Communication services 0.58%
AT&T, Inc. 2.30% 2027	1,000	992
AT&T, Inc. 2.75% 2031	12,327	12,172
AT&T, Inc. 2.05% 2032	€3,440	4,090
AT&T, Inc. 2.55% 2033	$9,200	8,657
AT&T, Inc. 3.30% 2052	50	46
AT&T, Inc. 3.50% 2053	450	429
AT&T, Inc. 3.55% 2055	200	189
Baidu, Inc. 3.425% 2030	1,220	1,261
Comcast Corp. 3.95% 2025	7,695	8,236
Comcast Corp. 0% 2026	€4,905	5,392
Comcast Corp. 0.25% 2027	3,570	3,930
Comcast Corp. 0.25% 2029	5,465	5,879
Deutsche Telekom International Finance BV 4.375% 2028[4]	$6,025	6,586
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,334
Discovery Communications, Inc. 3.625% 2030	1,467	1,514
France Télécom 5.375% 2050	£2,000	4,073
KT Corp. 0.22% 2022	¥1,500,000	13,034
Tencent Holdings, Ltd. 2.39% 2030[4]	$13,730	13,110
Tencent Holdings, Ltd. 3.24% 2050[4]	6,050	5,367
Tencent Music Entertainment Group 2.00% 2030	2,055	1,884
T-Mobile US, Inc. 1.50% 2026	3,900	3,779
T-Mobile US, Inc. 2.05% 2028	2,500	2,408
T-Mobile US, Inc. 2.55% 2031	3,900	3,718
T-Mobile US, Inc. 3.30% 2051	600	543
Verizon Communications, Inc. 0.375% 2029	€9,780	10,602
Verizon Communications, Inc. 1.68% 2030	$298	272
Verizon Communications, Inc. 3.15% 2030	2,050	2,112
Verizon Communications, Inc. 2.55% 2031	18,500	18,080
American Funds Global Balanced Fund — Page 12 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 0.75% 2032	€4,480	$4,788
Walt Disney Company 2.65% 2031	$7,420	7,391
		152,868
Consumer discretionary 0.35%
Amazon.com, Inc. 2.80% 2024	7,345	7,565
Amazon.com, Inc. 2.50% 2050	4,685	4,158
American Honda Finance Corp. 0.75% 2026	£510	652
Bayerische Motoren Werke AG 3.90% 2025[4]	$2,780	2,947
Bayerische Motoren Werke AG 1.25% 2026[4]	325	314
Bayerische Motoren Werke AG 4.15% 2030[4]	2,780	3,075
General Motors Company 5.40% 2023	7,130	7,557
General Motors Financial Co. 1.05% 2024	225	222
General Motors Financial Co. 2.40% 2028	10,250	9,953
Hyundai Capital America 0.875% 2024[4]	6,740	6,571
Hyundai Capital America 1.50% 2026[4]	5,310	5,098
Hyundai Capital America 1.65% 2026[4]	275	265
Hyundai Capital America 2.375% 2027[4]	4,619	4,521
Hyundai Capital America 2.00% 2028[4]	3,275	3,098
Lowe’s Companies, Inc. 3.00% 2050	400	366
NIKE, Inc. 3.375% 2050	1,875	1,978
Royal Caribbean Cruises, Ltd. 11.50% 2025[4]	8,891	9,853
Stellantis Finance US, Inc. 1.711% 2027[4]	3,350	3,227
Stellantis Finance US, Inc. 2.691% 2031[4]	925	877
Toyota Motor Credit Corp. 0.80% 2025	932	897
Toyota Motor Credit Corp. 3.375% 2030	1,239	1,321
Volkswagen Group of America Finance, LLC 3.125% 2023[4]	7,666	7,831
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	6,300	6,582
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	3,270	3,539
		92,467
Industrials 0.28%
Aeropuerto International de Tocume SA 5.125% 2061[4]	3,390	3,337
Boeing Company 4.508% 2023	25,000	25,851
Boeing Company 3.25% 2028	650	665
Canadian Pacific Railway, Ltd. 2.45% 2031	164	161
Canadian Pacific Railway, Ltd. 3.10% 2051	13,661	13,075
Carrier Global Corp. 2.242% 2025	1,506	1,520
Carrier Global Corp. 2.493% 2027	1,245	1,254
CSX Corp. 2.50% 2051	275	236
Honeywell International, Inc. 0.75% 2032	€1,060	1,160
Masco Corp. 1.50% 2028	$309	290
Siemens AG 2.70% 2022[4]	1,780	1,785
Singapore Airlines, Ltd. 3.375% 2029	17,940	17,896
United Technologies Corp. 4.125% 2028	5,000	5,462
		72,692
Consumer staples 0.25%
Altria Group, Inc. 1.70% 2025	€12,300	14,261
Altria Group, Inc. 2.20% 2027	6,300	7,441
Anheuser-Busch InBev NV 4.00% 2028	$2,800	3,036
Anheuser-Busch InBev NV 4.75% 2029	8,970	10,171
Anheuser-Busch InBev NV 4.50% 2050	845	977
British American Tobacco PLC 3.215% 2026	2,181	2,222
American Funds Global Balanced Fund — Page 13 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 3.557% 2027	$2,610	$2,672
British American Tobacco PLC 4.70% 2027	4,193	4,519
British American Tobacco PLC 3.462% 2029	2,625	2,654
Conagra Brands, Inc. 4.30% 2024	6,130	6,456
Conagra Brands, Inc. 1.375% 2027	355	330
Kimberly-Clark Corp. 3.10% 2030	374	392
Nestlé Holdings, Inc. 1.50% 2028[4]	850	813
Philip Morris International, Inc. 2.10% 2030	2,078	1,990
Philip Morris International, Inc. 4.25% 2044	1,900	2,035
Procter & Gamble Company 0.55% 2025	521	499
Reynolds American, Inc. 4.45% 2025	4,190	4,448
		64,916
Information technology 0.25%
Adobe, Inc. 2.15% 2027	3,585	3,599
Apple, Inc. 3.35% 2027	2,650	2,807
Apple, Inc. 2.40% 2050	500	433
Broadcom, Inc. 3.15% 2025	659	678
Broadcom, Inc. 4.15% 2030	3,330	3,547
Broadcom, Inc. 3.419% 2033[4]	2,171	2,165
Broadcom, Inc. 3.75% 2051[4]	101	98
Lenovo Group, Ltd. 5.875% 2025	16,810	18,284
Mastercard, Inc. 2.00% 2031	8,291	7,986
Microsoft Corp. 2.40% 2026	10,568	10,823
Microsoft Corp. 3.30% 2027	2,600	2,759
Oracle Corp. 2.65% 2026	5,224	5,261
Oracle Corp. 3.25% 2027	4,246	4,367
PayPal Holdings, Inc. 2.30% 2030	1,701	1,673
ServiceNow, Inc. 1.40% 2030	140	125
		64,605
Health care 0.24%
Abbott Laboratories 3.75% 2026	1,133	1,227
AbbVie, Inc. 3.80% 2025	5,000	5,256
AbbVie, Inc. 3.20% 2026	3,000	3,105
Amgen, Inc. 1.90% 2025	1,644	1,648
Amgen, Inc. 2.20% 2027	1,261	1,258
AstraZeneca Finance LLC 1.75% 2028	3,480	3,368
AstraZeneca Finance LLC 2.25% 2031	283	277
AstraZeneca PLC 2.375% 2022	1,500	1,507
AstraZeneca PLC 3.50% 2023	4,500	4,654
AstraZeneca PLC 3.00% 2051	2,321	2,266
Bayer US Finance II LLC 3.875% 2023[4]	2,582	2,669
Bayer US Finance II LLC 4.25% 2025[4]	419	447
Becton, Dickinson and Company 3.734% 2024	322	337
Becton, Dickinson and Company 3.70% 2027	1,888	2,006
Becton, Dickinson and Company 2.823% 2030	1,089	1,091
Cigna Corp. 4.125% 2025	1,010	1,079
Cigna Corp. 2.375% 2031	189	181
EMD Finance LLC 3.25% 2025[4]	9,675	10,028
Medtronic, Inc. 3.50% 2025	2,491	2,619
Pfizer, Inc. 2.80% 2022	4,236	4,247
Regeneron Pharmaceuticals, Inc. 1.75% 2030	3,502	3,189
Shire PLC 2.875% 2023	2,486	2,535
American Funds Global Balanced Fund — Page 14 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 3.20% 2026	$905	$939
Stryker Corp. 0.25% 2024	€1,200	1,350
Stryker Corp. 0.75% 2029	2,440	2,691
Stryker Corp. 1.00% 2031	1,130	1,240
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	1,984	2,236
		63,450
Real estate 0.10%
American Tower Corp. 0.45% 2027	4,885	5,317
American Tower Corp. 0.875% 2029	5,170	5,575
American Tower Corp. 1.25% 2033	4,015	4,249
Corporate Office Properties LP 2.75% 2031	$180	173
Equinix, Inc. 3.20% 2029	650	658
Equinix, Inc. 2.15% 2030	5,662	5,307
Equinix, Inc. 3.00% 2050	1,738	1,540
WEA Finance LLC 3.75% 2024[4]	2,070	2,144
		24,963
Materials 0.09%
Anglo American Capital PLC 5.375% 2025[4]	9,050	9,855
Anglo American Capital PLC 5.625% 2030[4]	600	694
Dow Chemical Co. 0.50% 2027	€3,140	3,463
Dow Chemical Co. 1.125% 2032	2,890	3,126
Fresnillo PLC 4.25% 2050[4]	$1,797	1,746
Newcrest Finance Pty, Ltd. 3.25% 2030[4]	1,055	1,073
Vale Overseas, Ltd. 3.75% 2030	3,478	3,532
		23,489
Total corporate bonds, notes & loans		1,252,474
Mortgage-backed obligations 1.51% Other mortgage-backed securities 0.92%
Nordea Kredit 0.50% 2040[8]	DKr63,547	8,911
Nykredit Realkredit AS, Series 01E, 2.00% 2037[8]	17,218	2,722
Nykredit Realkredit AS, Series 01E, 0.50% 2040[8]	547,528	76,801
Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]	162,045	24,651
Nykredit Realkredit AS, Series 01E, 0.50% 2043[8]	678,686	94,020
Nykredit Realkredit AS, Series 01E, 0.50% 2050[8]	52,699	7,119
Nykredit Realkredit AS, Series 01E, 1.00% 2053[8]	120,228	16,719
Nykredit Realkredit AS, Series CCE, 1.00% 2050[8]	54,534	7,693
Realkredit Danmark AS 1.00% 2053[8]	20,643	2,874
		241,510
Federal agency mortgage-backed obligations 0.59%
Fannie Mae Pool #MA3539 4.50% 2038[8]	$152	164
Fannie Mae Pool #BK7083 4.00% 2048[8]	187	198
Fannie Mae Pool #BK5739 4.00% 2048[8]	131	139
Fannie Mae Pool #CA2205 4.50% 2048[8]	295	314
Fannie Mae Pool #CA2493 4.50% 2048[8]	38	41
Fannie Mae Pool #FM3217 3.50% 2050[8]	8,770	9,190
Freddie Mac Pool #QS0124 1.50% 2030[8]	572	567
Freddie Mac Pool #SI2002 4.00% 2048[8]	5	5
Freddie Mac Pool #ZS4791 4.50% 2048[8]	1,722	1,836
Government National Mortgage Assn. 4.00% 2045[8]	454	479
American Funds Global Balanced Fund — Page 15 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)		Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 1.50% 2037[8,9]		$18,816	$18,483
Uniform Mortgage-Backed Security 1.50% 2037[8,9]		2,311	2,275
Uniform Mortgage-Backed Security 2.50% 2052[8,9]		72,497	72,199
Uniform Mortgage-Backed Security 2.50% 2052[8,9]		12,448	12,377
Uniform Mortgage-Backed Security 3.00% 2052[8,9]		814	829
Uniform Mortgage-Backed Security 3.00% 2052[8,9]		184	187
Uniform Mortgage-Backed Security 3.00% 2052[8,9]		2	2
Uniform Mortgage-Backed Security 4.00% 2052[8,9]		20,928	22,086
Uniform Mortgage-Backed Security 4.50% 2052[8,9]		12,814	13,666
			155,037
Total mortgage-backed obligations			396,547
Municipals 0.04%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		5,670	5,717
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		4,090	4,127
			9,844
Total bonds, notes & other debt instruments (cost: $9,111,597,000)			8,940,064
Short-term securities 5.45% Money market investments 5.27%		Shares
Capital Group Central Cash Fund 0.10%[10,11]		13,829,398	1,382,940
Bills & notes of governments & government agencies outside the U.S. 0.14%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 4/19/2022	11.506%	EGP187,900	11,686
Egyptian Treasury 4/26/2022	11.484	381,075	23,644
			35,330
Money market investments purchased with collateral from securities on loan 0.04%		Shares
Capital Group Central Cash Fund 0.10%[10,11,12]		54,872	5,487
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[10,12]		1,300,000	1,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[10,12]		1,300,000	1,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]		957,347	957
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[10,12]		500,000	500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[10,12]		400,000	400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[10,12]		400,000	400
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[10,12]		300,000	300
			10,644
Total short-term securities (cost: $1,428,803,000)			1,428,914
Total investment securities 100.36% (cost: $22,135,469,000)			26,322,430
Other assets less liabilities (0.36)%			(95,657)
Net assets 100.00%			$26,226,773
American Funds Global Balanced Fund — Page 16 of 24

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 1/31/2022 (000)
90 Day Euro Dollar Futures	Long	37	December 2022	$9,114	$(65)
2 Year U.S. Treasury Note Futures	Long	242	March 2022	52,431	(413)
5 Year Euro-Bobl Futures	Short	96	March 2022	(14,262)	228
5 Year U.S. Treasury Note Futures	Short	2,070	March 2022	(246,750)	724
10 Year Italy Government Bond Futures	Long	20	March 2022	3,278	(8)
10 Year Euro-Bund Futures	Short	541	March 2022	(102,783)	292
10 Year Japanese Government Bond Futures	Long	5	March 2022	6,548	(58)
10 Year Ultra U.S. Treasury Note Futures	Long	698	March 2022	99,694	(499)
10 Year U.S. Treasury Note Futures	Short	383	March 2022	(49,012)	413
10 Year UK Gilt Futures	Long	469	March 2022	76,927	(720)
20 Year U.S. Treasury Bond Futures	Long	233	March 2022	36,261	(785)
30 Year Euro-Buxl Futures	Short	10	March 2022	(2,284)	162
30 Year Ultra U.S. Treasury Bond Futures	Long	279	March 2022	52,714	(1,297)
					$(2,026)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2022 (000)
Currency purchased (000)		Currency sold (000)
HUF	13,814,175	EUR	37,788	Goldman Sachs	2/7/2022	$1,166
JPY	15,499,925	USD	134,006	UBS AG	2/7/2022	690
HUF	6,652,430	EUR	18,670	Citibank	2/7/2022	31
JPY	407,120	USD	3,507	Bank of America	2/7/2022	31
USD	1,016	GBP	749	Bank of America	2/7/2022	8
USD	1,129	CAD	1,432	JPMorgan Chase	2/7/2022	3
COP	852,030	USD	214	BNP Paribas	2/7/2022	1
PLN	3,490	EUR	762	Bank of America	2/7/2022	(2)
JPY	164,920	USD	1,449	Goldman Sachs	2/7/2022	(16)
PLN	49,061	EUR	10,718	Bank of America	2/7/2022	(25)
CAD	23,914	USD	18,855	JPMorgan Chase	2/7/2022	(42)
PLN	84,490	EUR	18,601	Bank of America	2/7/2022	(203)
GBP	22,170	USD	30,030	Bank of America	2/7/2022	(215)
USD	14,231	COP	58,342,030	Barclays Bank PLC	2/7/2022	(534)
EUR	100,219	USD	113,477	Goldman Sachs	2/7/2022	(869)
MXN	29,300	USD	1,426	BNP Paribas	2/8/2022	(7)
BRL	111,280	USD	20,257	Citibank	2/10/2022	646
BRL	56,304	USD	10,160	Standard Chartered Bank	2/10/2022	417
USD	12,395	NZD	18,339	HSBC Bank	2/10/2022	330
USD	42,927	MXN	882,100	Citibank	2/10/2022	230
BRL	48,106	USD	8,831	Citibank	2/10/2022	206
USD	18,459	EUR	16,312	JPMorgan Chase	2/10/2022	129
USD	39,103	MXN	805,560	HSBC Bank	2/10/2022	112
USD	4,326	MXN	88,562	Goldman Sachs	2/10/2022	39
USD	11,613	MXN	239,295	Morgan Stanley	2/10/2022	31
BRL	2,870	USD	518	Standard Chartered Bank	2/10/2022	21
USD	2,337	MXN	48,131	UBS AG	2/10/2022	7
USD	439	MXN	9,062	Bank of America	2/10/2022	1
American Funds Global Balanced Fund — Page 17 of 24

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2022 (000)
Currency purchased (000)		Currency sold (000)
GBP	14,637	USD	19,823	Morgan Stanley	2/10/2022	$(139)
USD	38,088	BRL	216,920	Goldman Sachs	2/10/2022	(2,659)
USD	430	PLN	1,730	JPMorgan Chase	2/11/2022	7
EUR	13,065	DKK	97,170	BNP Paribas	2/11/2022	6
CAD	1,010	USD	796	Bank of America	2/11/2022	(2)
CZK	44,185	USD	2,041	BNP Paribas	2/11/2022	(4)
EUR	11,310	USD	12,825	Morgan Stanley	2/11/2022	(116)
SEK	73,900	USD	8,147	Citibank	2/11/2022	(221)
KRW	78,013,000	USD	65,040	BNP Paribas	2/11/2022	(340)
CLP	10,169,660	USD	12,402	Morgan Stanley	2/14/2022	276
USD	19,678	COP	77,217,560	Goldman Sachs	2/14/2022	151
COP	73,632,700	USD	18,529	Goldman Sachs	2/14/2022	92
CZK	435,100	EUR	17,784	UBS AG	2/14/2022	75
USD	2,842	DKK	18,620	Bank of New York Mellon	2/14/2022	30
CZK	134,580	EUR	5,496	Goldman Sachs	2/14/2022	28
JPY	979,580	USD	8,490	Morgan Stanley	2/14/2022	23
USD	2,401	MXN	49,345	Goldman Sachs	2/14/2022	14
COP	3,584,860	USD	901	BNP Paribas	2/14/2022	6
CZK	20,290	EUR	829	UBS AG	2/14/2022	4
CNH	2,580	USD	404	Bank of America	2/14/2022	1
DKK	26,525	EUR	3,564	Bank of New York Mellon	2/14/2022	1
USD	405	CNH	2,580	Citibank	2/14/2022	—[13]
IDR	4,381,830	USD	306	Citibank	2/14/2022	—[13]
CZK	24,780	EUR	1,022	BNP Paribas	2/14/2022	(5)
USD	4,038	CNH	25,810	Bank of America	2/14/2022	(9)
USD	3,029	MYR	12,720	Standard Chartered Bank	2/14/2022	(16)
EUR	137,660	DKK	1,024,490	Goldman Sachs	2/14/2022	(33)
CZK	468,000	EUR	19,292	BNP Paribas	2/14/2022	(103)
EUR	44,085	CZK	1,082,750	Citibank	2/14/2022	(378)
KRW	94,316,498	USD	78,904	Citibank	2/14/2022	(693)
JPY	5,567,010	USD	49,373	Morgan Stanley	2/14/2022	(993)
EUR	99,880	USD	115,652	UBS AG	2/14/2022	(3,412)
USD	48,216	MYR	202,135	Standard Chartered Bank	2/17/2022	(171)
USD	1,029	COP	4,099,800	BNP Paribas	2/18/2022	(7)
JPY	865,380	USD	7,573	Bank of New York Mellon	2/18/2022	(52)
JPY	3,405,380	USD	29,809	JPMorgan Chase	2/18/2022	(214)
JPY	17,851,400	USD	156,245	Goldman Sachs	2/18/2022	(1,103)
USD	247	INR	18,470	Citibank	2/22/2022	—[13]
KRW	2,248,690	USD	1,885	Citibank	2/22/2022	(21)
USD	72,234	EUR	63,870	Goldman Sachs	2/24/2022	447
USD	22,006	GBP	16,200	UBS AG	2/24/2022	222
USD	3,823	EUR	3,380	Standard Chartered Bank	2/24/2022	24
USD	799	NZD	1,180	HSBC Bank	2/24/2022	23
NOK	4,560	EUR	445	Goldman Sachs	2/24/2022	12
USD	804	DKK	5,264	JPMorgan Chase	2/24/2022	8
EUR	466	NOK	4,650	UBS AG	2/24/2022	1
NOK	2	EUR	0	UBS AG	2/24/2022	—[13]
EUR	0	NOK	2	JPMorgan Chase	2/24/2022	—[13]
NOK	90	EUR	9	UBS AG	2/24/2022	—[13]
SEK	3,480	USD	382	JPMorgan Chase	2/24/2022	(9)
JPY	833,300	USD	7,273	Citibank	2/24/2022	(30)
American Funds Global Balanced Fund — Page 18 of 24

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2022 (000)
Currency purchased (000)		Currency sold (000)
EUR	13,160	USD	14,891	Morgan Stanley	2/24/2022	$(100)
CAD	14,745	USD	11,779	JPMorgan Chase	2/24/2022	(180)
JPY	3,159,300	USD	27,769	Goldman Sachs	2/24/2022	(311)
EUR	101,101	USD	114,641	Goldman Sachs	2/24/2022	(1,008)
USD	1,211	RUB	93,490	Citibank	2/25/2022	10
USD	579	BRL	3,200	Citibank	2/25/2022	(21)
JPY	5,816,379	USD	50,759	JPMorgan Chase	3/4/2022	(205)
PLN	68,120	EUR	14,824	Citibank	3/9/2022	(16)
EUR	4,230	USD	4,805	Citibank	4/7/2022	(46)
EUR	79,720	USD	90,561	Citibank	4/7/2022	(858)
EUR	1,870	USD	2,122	Bank of America	4/20/2022	(17)
EUR	35,390	USD	40,158	Goldman Sachs	4/20/2022	(322)
USD	30,616	BRL	162,000	Citibank	6/15/2022	1,221
BRL	165,750	USD	29,888	JPMorgan Chase	6/15/2022	188
USD	699	BRL	3,750	Goldman Sachs	6/15/2022	18
BRL	378,500	USD	65,507	JPMorgan Chase	7/1/2022	2,836
USD	36,401	BRL	201,500	Citibank	7/1/2022	18
USD	31,746	BRL	177,000	JPMorgan Chase	7/1/2022	(214)
BRL	171,700	USD	29,441	JPMorgan Chase	8/10/2022	1,184
USD	30,577	BRL	171,700	JPMorgan Chase	8/10/2022	(48)
						$(4,964)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional (000)	Value at 1/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 1/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$23,959	$(256)	$—	$(256)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	204,176	(2,206)	—	(2,206)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	75,250	(821)	—	(821)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	188,099	(2,001)	—	(2,001)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	31,027	(332)	—	(332)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	31,027	(326)	—	(326)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	34,062	(357)	—	(357)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023	$40,969	563	—	563
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$63,786	(564)	—	(564)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023	$44,426	587	—	587
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$63,715	(611)	—	(611)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023	$44,426	585	—	585
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$64,930	(622)	—	(622)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023	$45,110	584	—	584
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$65,200	(624)	—	(624)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023	$44,426	562	—	562
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023	44,426	561	—	561
1.5212%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$15,900	(146)	—	(146)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	57,556	(534)	—	(534)
American Funds Global Balanced Fund — Page 19 of 24

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional (000)	Value at 1/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 1/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$65,649	$(597)	$—	$(597)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023	$44,426	552	—	552
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$65,577	(579)	—	(579)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023	$44,498	538	—	538
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$65,577	(562)	—	(562)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023	$56,981	684	—	684
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$72,901	(603)	—	(603)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(305)	—	(305)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(332)	—	(332)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	16,271	(35)	—	(35)
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024	$82,280	(1,655)	—	(1,655)
U.S. EFFR	Annual	0.10875%	Annual	7/6/2025	28,800	1,234	—	1,234
U.S. EFFR	Annual	0.0995%	Annual	7/9/2025	14,400	623	—	623
U.S. EFFR	Annual	0.105%	Annual	7/9/2025	14,400	620	—	620
U.S. EFFR	Annual	0.099%	Annual	7/10/2025	35,500	1,538	—	1,538
3-month SEK-STIBOR	Quarterly	0.175%	Annual	2/9/2026	SKr282,300	783	—	783
3-month SEK-STIBOR	Quarterly	0.179%	Annual	2/9/2026	141,100	389	—	389
3-month SEK-STIBOR	Quarterly	0.185%	Annual	2/11/2026	141,600	388	—	388
3-month SEK-STIBOR	Quarterly	0.189%	Annual	2/11/2026	141,600	385	—	385
6.59%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	MXN126,900	(203)	—	(203)
6.585%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	166,800	(269)	—	(269)
6.64%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	205,100	(310)	—	(310)
6.6175%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	543,800	(844)	—	(844)
6.633%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	565,700	(862)	—	(862)
6.58%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026	716,200	(1,161)	—	(1,161)
6.605%	28-Day	28-day MXN-TIIE	28-Day	7/6/2026	466,325	(738)	—	(738)
7.20%	28-Day	28-day MXN-TIIE	28-Day	10/7/2026	111,800	(55)	—	(55)
7.66%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	520,800	209	—	209
7.64%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	520,800	189	—	189
7.62%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	318,971	103	—	103
7.59%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026	212,700	56	—	56
7.52%	28-Day	28-day MXN-TIIE	28-Day	10/30/2026	657,429	84	—	84
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031	$29,680	868	—	868
						$(5,825)	$—	$(5,825)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 1/31/2022 (000)	Upfront premium (received) paid (000)	Unrealized appreciation at 1/31/2022 (000)
ITRAX.EUR.IG.36	1.00%	Quarterly	12/20/2026	$111,450	$(2,468)	$(3,127)	$659
CDX.EM.36	1.00%	Quarterly	12/20/2026	3,000	150	112	38
					$(2,318)	$(3,015)	$697
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 1/31/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 1/31/2022 (000)
1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$79,310	$1,472	$1,958	$(486)
American Funds Global Balanced Fund — Page 20 of 24

unaudited
Investments in affiliates11

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)
Short-term securities 5.29%
Money market investments 5.27%
Capital Group Central Cash Fund 0.10%[10]	$693,043	$2,610,274	$1,920,384	$45	$(38)	$1,382,940	$249
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.10%[10,12]	—	5,487[14]				5,487	—[15]
Total short-term securities						1,388,427
Total 5.29%				$45	$(38)	$1,388,427	$249
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,381,701,000, which represented 24.33% of the net assets of the fund. This amount includes $6,059,616,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $10,255,000, which represented .04% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $310,864,000, which represented 1.19% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,506,000, which represented .15% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 1/31/2022.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Amount less than one thousand.
[14]	Represents net activity.
[15]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Balanced Fund — Page 21 of 24

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,862,364,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,924,985,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,433,044,000 and $193,266,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Global Balanced Fund — Page 22 of 24

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,499,964	$1,728,075	$—	$3,228,039
Information technology	2,026,975	321,174	—	2,348,149
Health care	1,398,425	385,021	—	1,783,446
Industrials	952,680	643,352	—	1,596,032
Communication services	1,194,402	234,105	—	1,428,507
Consumer staples	282,540	977,830	—	1,260,370
Utilities	402,943	711,946	—	1,114,889
Materials	269,420	652,315	—	921,735
Consumer discretionary	591,622	261,723	—	853,345
Energy	520,872	271,848	—	792,720
Real estate	340,361	194,312	—	534,673
Preferred securities	64,523	—	—	64,523
Convertible stocks	27,024	—	—	27,024
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	4,438,606	—	4,438,606
U.S. Treasury bonds & notes	—	2,842,593	—	2,842,593
Corporate bonds, notes & loans	—	1,252,474	—	1,252,474
Mortgage-backed obligations	—	396,547	—	396,547
Municipals	—	9,844	—	9,844
Short-term securities	1,393,584	35,330	—	1,428,914
Total	$10,965,335	$15,357,095	$—	$26,322,430
American Funds Global Balanced Fund — Page 23 of 24

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,819	$—	$—	$1,819
Unrealized appreciation on open forward currency contracts	—	11,025	—	11,025
Unrealized appreciation on centrally cleared interest rate swaps	—	12,685	—	12,685
Unrealized appreciation on credit default swaps	—	697	—	697
Liabilities:
Unrealized depreciation on futures contracts	(3,845)	—	—	(3,845)
Unrealized depreciation on open forward currency contracts	—	(15,989)	—	(15,989)
Unrealized depreciation on centrally cleared interest rate swaps	—	(18,510)	—	(18,510)
Unrealized depreciation on credit default swaps	—	(486)	—	(486)
Total	$(2,026)	$(10,578)	$—	$(12,604)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
A$ = Australian dollars	JPY/¥ = Japanese yen
ADR = American Depositary Receipts	KRW = South Korean won
BBR = Bank Base Rate	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CDI = CREST Depository Interest	NOK = Norwegian kroner
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKK/DKr = Danish kroner	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	SEK/SKr = Swedish kronor
EGP = Egyptian pounds	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	STIBOR = Stockholm Interbank Offered Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
FRA = Forward Rate Agreement	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	UAH = Ukrainian hryvnia
HUF = Hungarian forints	USD/$ = U.S. dollars
IDR = Indonesian rupiah	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-037-0322O-S85383	American Funds Global Balanced Fund — Page 24 of 24